ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE RESERVE INVESTMENT FUND
Unaudited		August 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)

ASSET BACKED SECURITIES 0.2%
Holmes Master Issuer
Series 2006-1A, Class 1A, VR
5.591%, 1/15/16 (1)	18,500	18,500
Total Asset Backed Securities (Cost $18,500)		18,500

BANK NOTE 4.5%
American Express Bank, VR, 5.511%, 12/13/07	48,000	48,000
Bank of America, 5.30%, 11/5/07	67,000	67,000
Bank of America, 5.32%, 9/14/07	25,000	25,000
HSBC Bank, VR, 5.43%, 9/21/07	27,000	27,002
M&I Marshall & Ilsley Bank, 5.162%, 12/17/07	34,000	33,988
National City Bank, VR, 5.38%, 2/7/08	15,000	15,005
National City Bank, VR, 5.49%, 2/13/08	13,000	13,001
National City Bank, VR, 5.521%, 3/13/08	38,000	38,002
PNC Bank, VR, 5.519%, 6/17/08	50,000	49,992
U.S. Bank, VR, 5.265%, 2/8/08	5,500	5,499
U.S. Bank, VR, 5.39%, 9/10/07	15,000	15,000
U.S. Bank, VR, 5.39%, 10/1/07	10,000	10,000
Wells Fargo Bank, 5.45%, 10/2/07	90,000	90,000
Westpac Banking, VR, 5.32%, 1/29/08	37,500	37,498
Total Bank Note (Cost $474,987)		474,987

CERTIFICATES OF DEPOSIT 18.4%
Domestic 5.7% (2)
Bank of New York, VR, 5.379%, 5/2/08	3,000	3,001
Branch Banking & Trust, 5.33%, 9/12/07	87,000	87,000
Citibank, 5.32%, 9/13/07	7,000	7,000
Citibank, 5.32%, 9/21/07	70,000	70,000
Depfa Bank New York, 5.32%, 10/22/07	14,000	14,000
Depfa Bank New York, 5.65%, 9/28/07	43,000	43,000
Dexia Credit Local New York, 5.50%, 10/2/07	67,000	67,000
Dexia Credit Local New York, VR, 5.455%, 3/28/08	6,000	5,999
Dexia Credit Local New York, VR, 5.463%, 1/25/08	43,500	43,498
Fifth Third Bank, VR, 5.27%, 2/4/08	62,000	61,992
Harris Bank, 5.34%, 12/4/07	50,000	50,000
PNC Bank National Association, 5.33%, 10/19/07	10,000	10,000
SunTrust Bank, VR, 5.45%, 9/27/07	10,000	10,000
SunTrust Bank, VR, 5.473%, 10/29/07	15,400	15,400
SunTrust Bank, VR, 5.564%, 9/14/07	48,200	48,200
Wilmington Trust, 5.31%, 9/4/07	62,000	62,000
		598,090
Eurodollar 3.3% (3)
Alliance & Leicester, 5.32%, 10/23/07	16,000	16,000
Alliance & Leicester, 5.375%, 12/17/07	47,000	47,001
BBVA Finance Delaware, 5.32%, 10/12/07	41,000	41,000
Deutsche Bank, 5.305%, 11/19/07	80,000	79,994
DnB NOR Bank, 5.33%, 9/28/07	45,000	45,000
KBC Bank NV, 5.32%, 9/5/07	44,000	44,000
Northern Rock, 5.56%, 9/17/07	50,000	50,000
Societe Generale, 5.275%, 10/1/07	23,000	23,000
		345,995
Yankee 9.4% (4)
Banco Bilbao Vizcaya, 5.32%, 9/20/07	19,000	19,000
Banco Bilbao Vizcaya, 5.415%, 3/17/08	7,000	7,000
Banco Bilbao Vizcaya, 5.67%, 10/5/07	15,000	15,000
Bank of Montreal (Chicago), 5.34%, 12/5/07	26,000	26,000
Bank of Nova Scotia, VR, 5.263%, 4/2/08	27,000	26,996
Bank of Nova Scotia, VR, 5.268%, 10/3/07	32,250	32,249
Barclays Bank, 5.35%, 4/14/08	72,000	72,000
Barclays Bank, 5.36%, 12/19/07	50,000	50,000
BNP Paribas, VR, 5.30%, 10/3/07	25,000	24,999
Calyon (New York), VR, 5.30%, 9/13/07	45,000	45,000
Calyon (New York), VR, 5.30%, 10/3/07	22,500	22,500
Canadian Imperial Bank of Commerce, VR, 5.701%, 3/17/08	48,000	48,031
Fortis Bank, VR, 5.561%, 10/15/07	30,000	29,999
National Bank of Canada, VR, 5.529%, 11/19/07	5,000	5,000
Nordea Bank Finland, 5.35%, 11/9/07	39,000	39,000
Nordea Bank Finland, VR, 5.508%, 3/31/08	15,000	14,998
Rabobank Nederland, 5.25%, 9/6/07	7,000	7,000
Royal Bank of Canada, VR, 5.273%, 4/3/08	48,000	47,992
Royal Bank of Canada, VR, 5.275%, 4/4/08	18,000	17,996
Royal Bank of Scotland, VR, 5.273%, 4/3/08	50,000	49,990
Royal Bank of Scotland, VR, 5.45%, 3/26/08	32,500	32,495
Skandinaviska Enskilda Banken, 5.32%, 10/22/07	62,500	62,500
Societe Generale, VR, 5.455%, 9/21/07	34,500	34,499
Societe Generale, VR, 5.515%, 12/31/07	28,000	27,998
Swedbank, VR, 5.278%, 4/3/08	16,000	15,997
Swedbank, VR, 5.315%, 9/17/07	23,000	23,000
Toronto-Dominion Bank, 5.32%, 9/28/07	58,000	58,000
Toronto-Dominion Bank, 5.365%, 10/26/07	29,000	29,003
UBS AG, 5.35%, 11/8/07	90,000	90,000
		974,242
Total Certificates of Deposit (Cost $1,918,327)		1,918,327
COMMERCIAL PAPER 49.4%
4(2) 33.5%
Allied Irish Bank, 5.25%, 10/9/07	3,000	2,983
Allied Irish Bank, 5.27%, 11/8/07	30,000	29,701
Alpine Securitization, 5.25%, 10/5/07	33,300	33,135
Atlantic Asset Securitization, 5.25%, 10/23/07	2,000	1,985
Atlantic Asset Securitization, 5.26%, 10/9/07	12,500	12,431
Atlantic Asset Securitization, 5.27%, 9/21/07	11,487	11,453
Atlantic Asset Securitization, 5.70%, 9/13/07	20,000	19,962
Atlantic Asset Securitization, 6.00%, 10/18/07	265	263
Atlantic Asset Securitization, 6.05%, 10/5/07	69,000	68,606
Atlantic Industries, 5.25%, 9/12/07	33,072	33,019
Bank of America Credit Card Trust, 5.26%, 10/9/07 (1)	57,250	56,932
Bank of America Credit Card Trust, 5.26%, 10/10/07 (1)	38,000	37,783
Bank of America Credit Card Trust, 5.26%, 10/11/07 (1)	13,800	13,719
Bank of America Credit Card Trust, 5.27%, 9/13/07 (1)	18,600	18,567
Bank of America Credit Card Trust, 6.10%, 11/20/07 (1)	10,250	10,111
Bank of Ireland, 5.285%, 11/8/07	43,000	42,571
BASF Aktiengesellschaft, 5.25%, 9/7/07	2,300	2,298
BASF Aktiengesellschaft, 5.25%, 10/2/07	60,000	59,729
Bryant Park Funding, 5.26%, 9/24/07 (1)	8,062	8,035
Bryant Park Funding, 5.26%, 9/27/07 (1)	16,000	15,939
Bryant Park Funding, 6.10%, 9/28/07 (1)	69,000	68,684
Bryant Park Funding, 6.25%, 9/25/07 (1)	11,800	11,751
Bryant Park Funding, 6.25%, 9/28/07 (1)	29,203	29,066
Cafco, 5.26%, 9/4/07	29,000	28,987
Cafco, 5.26%, 9/10/07	16,000	15,979
Cafco, 5.28%, 10/26/07	45,000	44,637
Cafco, 5.30%, 11/26/07	46,000	45,418
Cafco, 5.40%, 9/4/07	16,365	16,358
Cargill Global Funding, 5.57%, 10/12/07	35,000	34,778
Chariot Funding, 5.25%, 9/20/07 (1)	6,000	5,983
Chariot Funding, 5.25%, 10/12/07 (1)	38,300	38,071
Chariot Funding, 5.26%, 10/11/07 (1)	13,000	12,924
Chariot Funding, 6.00%, 9/27/07 (1)	36,000	35,844
Chariot Funding, 6.05%, 9/21/07 (1)	50,000	49,832
Ciesco, 5.26%, 9/6/07	33,000	32,976
Ciesco, 5.26%, 9/11/07	10,000	9,985
Ciesco, 5.26%, 9/12/07	27,000	26,957
Ciesco, 5.60%, 9/14/07	63,000	62,873
Citibank Credit Card Issuance Trust, 5.25%, 10/4/07	63,000	62,697
Citibank Credit Card Issuance Trust, 5.25%, 10/5/07	4,000	3,980
Citibank Credit Card Issuance Trust, 5.255%, 9/10/07	35,450	35,403
Citibank Credit Card Issuance Trust, 6.20%, 9/7/07	35,000	34,964
CRC Funding, 5.26%, 9/5/07	19,000	18,989
CRC Funding, 5.26%, 9/6/07	7,000	6,995
CRC Funding, 5.26%, 9/10/07	6,000	5,992
CRC Funding, 5.26%, 9/25/07	6,000	5,979
CRC Funding, 5.27%, 9/12/07	50,000	49,919
CRC Funding, 5.85%, 9/26/07	50,000	49,797
CRC Funding, 5.85%, 10/12/07	4,000	3,973
Danske, 5.66%, 10/5/07	3,000	2,985
Depfa Bank Europe, 5.26%, 9/21/07	1,750	1,745
Du Pont (El) de Nemours, 5.23%, 9/5/07	35,000	34,980
Fairway Finance, 5.25%, 10/15/07	29,400	29,211
Fairway Finance, 5.295%, 9/14/07	28,000	27,946
Fairway Finance, 5.55%, 9/14/07	30,900	30,838
Fairway Finance, 5.75%, 9/6/07	9,000	8,993
Fairway Finance, 6.15%, 9/26/07	33,000	32,859
Falcon Asset Securitization, 5.25%, 9/17/07	50,000	49,883
Falcon Asset Securitization, 5.25%, 10/10/07	40,000	39,773
Falcon Asset Securitization, 6.00%, 9/24/07	37,000	36,858
Grampian Funding, 5.22%, 12/19/07	4,000	3,937
Grampian Funding, 5.25%, 9/24/07	147,000	146,507
Hewlett-Packard, 5.25%, 9/21/07 (1)	38,000	37,889
Jupiter Securitization, 5.25%, 9/7/07 (1)	20,200	20,182
Jupiter Securitization, 5.25%, 10/9/07 (1)	22,000	21,878
Jupiter Securitization, 5.75%, 9/4/07 (1)	4,000	3,998
Jupiter Securitization, 6.00%, 10/30/07 (1)	42,000	41,587
Jupiter Securitization, 6.10%, 9/14/07 (1)	47,000	46,896
Kimberly-Clarke Worldwide, 5.30%, 9/4/07	45,900	45,880
Kitty Hawk Funding, 5.25%, 9/17/07	9,000	8,979
Kitty Hawk Funding, 5.70%, 9/14/07	13,000	12,973
Massachusetts Mutual Life, 5.26%, 9/13/07 (1)	20,000	19,965
National Australia Funding, 5.34%, 9/14/07	18,000	17,965
Nationwide Building Society, 5.255%, 10/9/07 (1)	2,950	2,934
Nationwide Building Society, 5.53%, 9/13/07 (1)	49,000	48,910
Natixis, 5.25%, 10/11/07 (1)	77,800	77,346
Natixis, 5.51%, 10/5/07 (1)	34,800	34,619
Nestle Capital, 5.21%, 9/19/07	16,650	16,607
Nestle Capital, 5.21%, 9/24/07	74,000	73,754
Nestle Capital, 5.27%, 9/11/07	50,000	49,927
New York Life Capital, 5.23%, 9/4/07	28,135	28,123
Northern Rock, 5.25%, 10/10/07 (1)	11,500	11,435
Old Line Funding, 5.25%, 9/14/07	18,600	18,565
Old Line Funding, 5.26%, 9/5/07	20,000	19,988
Old Line Funding, 5.26%, 9/7/07	48,858	48,815
Old Line Funding, 5.26%, 9/13/07	22,500	22,461
Old Line Funding, 6.10%, 9/27/07	30,000	29,868
Ranger Funding, 5.25%, 9/18/07	21,000	20,948
Ranger Funding, 5.25%, 9/19/07	61,058	60,898
Ranger Funding, 5.26%, 9/17/07	2,000	1,995
Ranger Funding, 6.25%, 10/12/07	43,700	43,389
Sanofi Aventis, 5.35%, 9/12/07 (1)	35,000	34,943
Siemens Capital, 5.23%, 9/25/07 (1)	75,000	74,739
Sigma Finance, 5.33%, 11/8/07	40,000	39,597
Solitaire Funding, 5.25%, 9/18/07 (1)	50,000	49,876
Solitaire Funding, 5.25%, 10/3/07 (1)	14,000	13,935
Solitaire Funding, 5.25%, 10/22/07 (1)	18,000	17,866
Solitaire Funding, 5.27%, 11/2/07 (1)	47,000	46,573
Southern Company, 5.30%, 9/10/07	1,000	999
Teachers Insurance & Annuity Association, 5.30%, 10/4/07	74,793	74,430
Teachers Insurance & Annuity Association, 5.30%, 10/17/07	37,000	36,749
Tulip Funding, 6.15%, 9/25/07	66,000	65,729
Tulip Funding, 6.35%, 9/28/07	50,000	49,762
Unilever Capital, 5.30%, 11/5/07	18,318	18,143
Unilever Capital, 5.31%, 11/19/07	12,000	11,860
Unilever Capital, 5.31%, 11/27/07	4,265	4,210
Variable Funding Capital, 5.30%, 11/6/07	50,000	49,514
Variable Funding Capital, VR, 5.30%, 3/7/08 (1)	16,000	16,000
Wal-Mart Funding, 6.00%, 9/20/07	127,000	126,598
Walgreen, 5.35%, 9/6/07 (1)	47,000	46,965
Yorktown Capital, 5.27%, 9/4/07	50,000	49,978
		3,492,768
Non-4(2) 15.9%
Alpine Securitization, 6.00%, 10/10/07	70,000	69,545
Capital One Multi-Asset Executive Trust, 5.27%, 10/4/07	25,000	24,879
Catholic Health Initiatives, 5.33%, 10/10/07	13,500	13,500
Catholic Health Initiatives, 5.35%, 11/6/07	8,600	8,600
Catholic Health Initiatives, 5.47%, 9/5/07	14,000	14,000
CBA Finance (Delaware), 5.235%, 9/10/07	38,709	38,658
CBA Finance (Delaware), 5.24%, 9/18/07	17,900	17,856
CBA Finance (Delaware), 5.25%, 9/17/07	5,000	4,988
CBA Finance (Delaware), 5.26%, 9/28/07	2,100	2,092
Chicago O'Hare International Airport, 5.34%, 11/19/07	11,610	11,610
Chicago O'Hare International Airport, 5.35%, 10/15/07	4,500	4,500
Citigroup Funding, 5.25%, 10/24/07	25,000	24,807
Cornell University, 5.25%, 9/6/07	22,000	21,984
Cornell University, 5.27%, 11/6/07	7,000	6,932
Credit Suisse First Boston, 5.25%, 9/13/07	12,000	11,979
DaimlerChrysler Revenue Auto, 5.25%, 10/18/07	50,000	49,657
DaimlerChrysler Revenue Auto, 5.26%, 10/11/07	12,000	11,930
DnB NOR Bank, 5.165%, 11/6/07	17,000	16,839
Duke University, 5.50%, 11/14/07	5,600	5,537
Electricite de France, 5.225%, 9/4/07	40,000	39,983
Electricite de France, 5.23%, 9/4/07	15,000	14,993
Electricite de France, 5.30%, 9/28/07	22,000	21,913
European Investment Bank, 5.33%, 9/17/07	25,000	24,941
FCAR Owner Trust, 5.25%, 9/20/07	7,000	6,981
FCAR Owner Trust, 5.25%, 9/21/07	8,081	8,057
FCAR Owner Trust, 5.26%, 9/20/07	20,000	19,944
FCAR Owner Trust, 5.26%, 10/25/07	10,000	9,921
FCAR Owner Trust II, 5.26%, 9/21/07	39,000	38,886
FCAR Owner Trust II, 5.26%, 10/23/07	50,000	49,620
FCAR Owner Trust II, 5.27%, 9/20/07	10,000	9,972
General Electric, 5.25%, 9/27/07	83,000	82,685
HBOS Treasury Services, 5.25%, 10/25/07	24,000	23,811
Intesa Funding, 5.22%, 9/10/07	30,000	29,961
Intesa Funding, 5.24%, 9/4/07	6,000	5,997
Intesa Funding, 5.25%, 9/5/07	11,800	11,793
Intesa Funding, 5.26%, 9/14/07	1,700	1,697
John Deere Capital Corporation, VR, 5.41%, 7/15/08	35,000	35,019
Johns Hopkins University, 5.30%, 9/4/07	7,000	7,000
JPMorgan Chase, 5.24%, 9/19/07	50,000	49,869
K2, 5.25%, 9/14/07	25,000	24,953
K2, 5.26%, 10/1/07	22,750	22,650
Links Finance, 5.23%, 9/10/07	25,000	24,967
Links Finance, 5.25%, 9/18/07	25,000	24,938
Los Angeles Airport, 5.26%, 10/10/07	37,740	37,525
Morgan Stanley Dean Witter, 5.40%, 12/27/07	26,000	25,544
Nestle Finance France, 5.21%, 9/27/07	34,336	34,207
New York State Power Authority, 5.28%, 10/3/07	16,826	16,747
New York State Power Authority, 5.29%, 9/6/07	21,348	21,332
Nordea North America, 5.25%, 9/24/07	9,000	8,970
Northwestern Univiversity, 5.25%, 11/7/07	11,900	11,784
NSTAR Electric, 5.30%, 9/5/07	2,000	1,999
Park Avenue Receivables, 5.25%, 9/7/07 (1)	21,000	20,982
Park Avenue Receivables, 5.25%, 10/12/07 (1)	39,815	39,577
Park Avenue Receivables, 5.70%, 9/10/07 (1)	23,178	23,145
Park Avenue Receivables, 6.00%, 9/25/07 (1)	12,184	12,135
Park Avenue Receivables, 6.05%, 9/17/07 (1)	15,000	14,960
Proctor & Gamble International Funding, 5.24%, 9/12/07	7,000	6,989
Proctor & Gamble International Funding, 5.24%, 9/14/07	24,000	23,955
Proctor & Gamble International Funding, 5.24%, 10/4/07	1,000	995
Proctor & Gamble International Funding, 5.25%, 9/20/07	6,000	5,983
Rabobank U.S.A. Financial, 5.26%, 9/4/07	134,000	133,941
Royal Bank of Scotland, 5.22%, 9/6/07	50,000	49,964
Stanford University, 5.25%, 9/6/07	19,000	18,986
Stanford University, 5.25%, 10/3/07	5,000	4,977
Swedbank, 5.25%, 10/10/07	6,850	6,811
Texas Agriculture Finance Authority, 5.27%, 9/5/07	24,000	23,986
UBS Americas, 5.20%, 9/4/07	28,000	27,988
University of Texas, 5.38%, 9/12/07	7,013	7,013
University of Washington, 5.36%, 10/10/07	32,421	32,421
Wells Fargo, 5.25%, 9/18/07	50,000	49,876
Westpac Banking, 5.166%, 11/7/07 (1)	2,500	2,476
Whistlejacket Capital, 5.259%, 10/29/07 (1)	9,425	9,345
Whistlejacket Capital, 5.26%, 9/20/07 (1)	16,000	15,956
Whistlejacket Capital, 5.28%, 9/21/07 (1)	4,000	3,988
Yale University, 5.25%, 9/5/07	12,500	12,493
Yale University, 5.25%, 10/5/07	4,000	3,980
		1,661,474
Total Commercial Paper (Cost $5,154,242)		5,154,242
FUNDING AGREEMENTS 1.7%
Genworth Life Insurance, VR, 5.44%, 4/11/08 (5)	24,000	24,000
Genworth Life Insurance, VR, 5.45%, 1/14/08 (5)	50,000	50,000
ING USA Annuity & Life Insurance, 5.38%, 9/6/07 (5)	20,000	20,000
ING USA Annuity & Life Insurance, 5.55%, 9/24/07 (5)	40,000	40,000
Transamerica Occidental Life Insurance, VR, 5.47%, 10/1/07 (5)	40,000	40,000
Total Funding Agreements (Cost $174,000)		174,000

MEDIUM-TERM NOTES 22.2%
Allied Irish Bank, VR, 5.518%, 8/18/08 (1)	55,000	55,000
Allstate Life Global Funding, VR, 5.33%, 10/3/08	15,000	15,000
Allstate Life Global Funding, VR, 5.36%, 6/30/08	50,000	50,010
American General Finance, VR, 5.49%, 6/27/08	9,000	9,011
American Honda Finance, VR, 5.33%, 11/9/07 (1)	7,000	7,000
American Honda Finance, VR, 5.33%, 12/6/07 (1)	5,000	5,000
American Honda Finance, VR, 5.33%, 4/14/08 (1)	27,750	27,750
American Honda Finance, VR, 5.33%, 7/7/08 (1)	22,500	22,500
American Honda Finance, VR, 5.38%, 6/23/08	5,000	5,002
Anglo Irish Bank, VR, 5.36%, 10/3/08 (1)	35,250	35,250
Australia & New Zealand Banking, VR, 5.33%, 9/5/08 (1)	35,000	35,000
Australia & New Zealand Banking, VR, 5.52%, 8/22/08 (1)	50,050	50,051
Banco Santander Totta, VR, 5.599%, 8/15/08 (1)	40,000	40,000
Banco Santander U.S. Debt, VR, 5.37%, 9/21/07 (1)	38,000	38,001
Bank of Ireland, VR, 5.528%, 8/18/08	43,000	43,000
Bank of New York Mellon, VR, 5.35%, 9/10/08	40,000	40,008
Bank of New York Mellon, VR, 5.511%, 10/14/08 (1)	50,000	50,000
Bank One, VR, 5.56%, 10/1/07	3,600	3,601
BMW Capital, VR, 5.31%, 10/3/08 (1)	45,000	45,000
BNP Paribas, VR, 5.50%, 5/19/08 (1)	60,000	60,000
Citigroup, VR, 5.409%, 5/2/08	50,000	50,026
Danske Bank, VR, 5.508%, 8/19/08 (1)	79,500	79,500
GE Capital, VR, 5.591%, 4/11/08	37,500	37,518
GE Capital, VR, 5.598%, 5/19/08	10,500	10,507
GE Capital, VR, 5.694%, 10/17/07	5,000	5,000
Goldman Sachs, VR, 5.37%, 8/4/08	57,000	57,000
HBOS Treasury Services, VR, 5.30%, 10/7/07	50,000	50,000
HBOS Treasury Services, VR, 5.32%, 9/8/08 (1)	11,000	11,000
IBM, VR, 5.288%, 10/3/08 (1)	31,000	30,998
IBM, VR, 5.34%, 9/8/08	35,000	35,011
ING Verzekering N.V., VR, 5.30%, 10/3/08	50,000	50,000
Intesa Bank Ireland, VR, 5.515%, 8/22/08	43,000	43,000
Irish Life & Permanent, VR, 5.521%, 8/21/08 (1)	60,000	60,000
JPMorgan Chase, VR, 5.31%, 10/2/08	34,000	34,000
JPMorgan Chase, VR, 5.43%, 1/25/08	13,000	13,003
JPMorgan Chase, VR, 5.521%, 10/10/08	24,500	24,500
K2, VR, 5.518%, 1/22/08	50,000	50,001
Kommunalkredit Austria, VR, 5.33%, 10/8/08 (1)	53,750	53,750
Lehman Brothers, VR, 5.53%, 9/26/08	25,000	25,000
Links Finance, VR, 5.33%, 7/11/08 (1)	23,000	22,998
Lloyds TSB Group, VR, 5.30%, 10/6/08 (1)	120,000	120,000
MBNA Europe Funding, VR, 5.46%, 9/7/07 (1)	22,100	22,100
Merrill Lynch, VR, 5.485%, 10/19/07	7,000	7,002
Merrill Lynch, VR, 5.518%, 8/15/08	25,000	25,000
Merrill Lynch, VR, 5.535%, 5/27/08	13,000	13,006
Metropolitan Life Global Funding, VR, 5.35%, 11/9/07 (1)	23,500	23,502
Metropolitan Life Global Funding, VR, 5.43%, 10/5/07 (1)	6,000	6,001
Metropolitan Life Global Funding, VR, 5.701%, 9/12/08 (1)	10,000	10,009
Morgan Stanley, VR, 5.385%, 4/25/08	43,000	43,016
National Australia Bank, VR, 5.32%, 10/7/08 (1)	11,500	11,500
National Australia Bank, VR, 5.46%, 4/11/08	15,000	15,011
Nationwide Building Society, VR, 5.38%, 12/7/07 (1)	2,000	2,000
Nationwide Building Society, VR, 5.38%, 2/7/08 (1)	35,000	35,000
Nationwide Life Global Funding, VR, 5.495%, 9/26/08 (1)	60,000	60,000
Pacific Life Global Funding, VR, 5.34%, 8/8/08	48,000	48,000
Pricoa Global Funding I, VR, 5.495%, 9/26/08 (1)	58,750	58,750
Royal Bank of Canada, VR, 5.30%, 10/6/08 (1)	13,000	13,000
Royal Bank of Scotland, VR, 5.37%, 4/11/08 (1)	14,000	13,990
Sigma Finance, VR, 5.32%, 4/10/08 (1)	27,000	26,998
Sigma Finance, VR, 5.33%, 6/17/08	8,000	8,000
Sigma Finance, VR, 5.35%, 10/5/07	74,000	74,001
SLM Corporation, VR, 5.541%, 5/12/08 (1)	55,000	55,000
Svenska Handelsbanken, VR, 5.48%, 8/20/08	39,000	39,000
Toyota Motor Credit, VR, 5.35%, 4/15/08	11,000	11,001
UniCredito Italiano Bank of Ireland, VR, 5.35%, 8/11/08 (1)	60,000	60,000
Wachovia, VR, 5.426%, 11/8/07	11,000	11,001
Westpac Banking, VR, 5.31%, 10/6/08 (1)	17,000	17,000
Westpac Banking, VR, 5.46%, 10/1/07	30,000	30,003
Whistlejacket Capital, VR, 5.315%, 10/19/07	32,000	31,999
Whistlejacket Capital, VR, 5.513%, 11/15/07 (1)	50,000	49,998
Total Medium-Term Notes (Cost $2,319,884)		2,319,884

MUNICIPAL SECURITIES 2.7%
Baltimore City, Parking Facilities, VRDN, 5.48%, 7/1/32 (6)	19,675	19,675
Baltimore County, Oakcrest Village, VRDN, 5.60%, 1/1/17	13,690	13,690
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.75%, 10/1/34	14,965	14,965
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.75%, 4/1/36	20,225	20,225
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.75%, 10/1/36	12,820	12,820
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.75%, 10/1/38	26,000	26,000
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.75%, 10/1/52 (7)	20,500	20,500
Colorado Housing Fin. Auth., Single Family
VRDN, 5.75%, 11/1/33	11,095	11,095
Colorado Housing Fin. Auth., Single Family
VRDN, 5.75%, 11/1/33	9,715	9,715
Colorado Housing Fin. Auth., Single Family
VRDN, 5.75%, 11/1/34	14,850	14,850
Colorado Housing Fin. Auth., Single Family
VRDN, 5.75%, 11/1/36	8,500	8,500
Gaithersburg, Asbury Obligation Group, VRDN, 5.60%, 1/1/36	13,700	13,700
Maryland CDA, VRDN, 5.75%, 9/1/31	18,860	18,860
Maryland CDA, Residential, VRDN, 5.75%, 9/1/31	34,540	34,540
Texas, Veterans Housing, VRDN, 5.65%, 6/1/21	19,000	19,000
Texas PFA, Unemployment Obligation Trust
VRDN, 5.60%, 12/15/09	25,000	25,000
Total Municipal Securities (Cost $283,135)		283,135
REPURCHASE AGREEMENTS 0.3% (8)
Credit Suisse First Boston, Tri-Party, Dated 8/31/07, 5.05%
Delivery Value of $90,050 on 9/4/07	32,688	32,688
Total Repurchase Agreements (Cost $32,688)		32,688

Total Investments in Securities
99.4% of Net Assets (Cost $10,375,763)		$10,375,763

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$2,537,987 and represents 24.3% of net assets.
(2)	Domestic certificates of deposit are issued by domestic branches of U.S. banks.
(3)	Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks.
(4)	Yankee certificates of deposit are issued by U.S. branches of foreign banks.
(5)	Restricted security
(6)	Insured by Financial Guaranty Insurance Company
(7)	Insured by MBIA Insurance Corp.
(8)	Collateralized by U.S. government securities valued at $32,688 at
August 31, 2007 - See Note 2
4(2)	Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period end amounts to $3,492,768 and represents 33.5% of net assets.
CDA	Community Development Administration/Authority
PFA	Public Finance Authority/Agency
VR	Variable Rate; rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

(5) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $174,000 and represents 1.7% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Genworth Life Insurance, VR, 5.44%, 4/11/08	4/10/07	$24,000
Genworth Life Insurance, VR, 5.45%, 1/14/08	1/12/06	50,000
ING USA Annuity & Life Insurance, 5.38%, 9/6/07	2/22/05	20,000
ING USA Annuity & Life Insurance, 5.55%, 9/24/07	2/9/05	40,000
Transamerica Occidental Life Insurance
VR, 5.47%, 10/1/07	11/1/04	40,000
Totals		$174,000

The fund has registration rights for certain restricted securities held as of August 31, 2007.
Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND
Unaudited		August 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)

REPURCHASE AGREEMENTS 99.9% (1)
Credit Suisse First Boston, Tri-Party, Dated 8/31/07, 5.05%
Delivery Value of $90,050 on 9/4/07	90,000	90,000
Deutsche Bank, Tri-Party, Dated 8/31/07, 5.10%
Delivery Value of $300,168 on 9/4/07	300,000	300,000
Goldman Sachs, Tri-Party, Dated 8/31/07, 5.10%
Delivery Value of $255,143 on 9/4/07	255,000	255,000
Lehman Brothers, Tri-Party, Dated 8/31/07, 5.05%
Delivery Value of $100,055 on 9/4/07	100,000	100,000
Merrill Lynch, Tri-Party, Dated 8/31/07, 5.10%
Delivery Value of $200,112 on 9/4/07	200,000	200,000
Wachovia Securities, Tri-Party, Dated 8/31/07, 5.12%
Delivery Value of $59,058 on 9/4/07	59,025	59,025
Total Repurchase Agreements (Cost $1,004,025)		1,004,025

Total Investments in Securities
99.9% of Net Assets (Cost $1,004,025)		$ 1,004,025

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Collateralized by U.S. government securities valued at $1,020,062 at August 31,
2007 - See Note 2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.

Unaudited

August 31, 2007

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund (T. Rowe Price Reserve Fund) and T. Rowe Price Government Reserve Investment Fund (T. Rowe Price Government Reserve Fund) are two portfolios (collectively, the T. Rowe Price Reserve Investment Funds) established by the corporation.

The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates) and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Securities are valued at amortized cost. Investments for which such valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds’ Board of Directors.

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement In September 2006, the Financial Accounting Standards Board released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the funds’ fiscal years beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the funds’ net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with each funds' investment objectives, the funds engage in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program and risk factors of each fund are described more fully in the funds' prospectus and Statement of Additional Information.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $10,375,763,000 and $1,004,025,000 for the T. Rowe Price Reserve Fund and the T. Rowe Price Government Reserve Fund, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 22, 2007